UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

ITEM 1. Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2011

	SHARES	VALUE
COMMON STOCKS—92.7%

AUSTRALIA—0.6%

COAL & CONSUMABLE FUELS—0.6%
Linc Energy Ltd. (Cost $181,791)	202,250	$497,784

BERMUDA—1.1%

OIL & GAS DRILLING—1.1%
Nabors Industries Ltd.* (Cost $778,785)	35,300	861,320

BRAZIL—1.0%

DIVERSIFIED METALS & MINING—1.0%
Vale SA# (Cost $222,361)	21,950	764,519

CANADA—6.2%

COAL & CONSUMABLE FUELS—1.2%
SouthGobi Resources Ltd.*	66,850	956,907

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Westport Innovations Inc.*	49,100	774,307

DIVERSIFIED METALS & MINING—1.1%
Ivanhoe Mines Ltd.*	30,950	855,148

FERTILIZERS & AGRICULTURAL CHEMICALS—1.1%
Potash Corporation of Saskatchewan Inc.	4,950	880,011

GOLD—1.2%
Yamana Gold Inc.	80,700	911,910

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Nexen Inc.	17,850	448,928
TOTAL CANADA (Cost $4,111,627)		4,827,211

CAYMAN ISLANDS—4.2%

COMPUTER STORAGE & PERIPHERALS—0.2%
Seagate Technology PLC*	10,500	147,000

INTERNET SOFTWARE & SERVICES—2.7%
Sina Corp. *	14,000	1,193,500
Tencent Holdings Ltd.	36,150	932,879
		2,126,379
SEMICONDUCTORS—1.3%
Spreadtrum Communications Inc.#*	48,000	1,031,999
TOTAL CAYMAN ISLANDS (Cost $1,932,067)		3,305,378

CHINA—29.2%

ADVERTISING—0.8%
Focus Media Holding Ltd.#*	24,700	615,277

APPAREL RETAIL—0.4%
Belle International Holdings Ltd.	199,000	339,464

APPLICATION SOFTWARE—2.6%
AutoNavi Holdings Ltd. #*	29,100	476,076

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)
VanceInfo Technologies Inc. #*	45,000	$1,570,500
		2,046,576
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Noah Holdings Ltd.#*	51,821	835,873

COMMUNICATIONS EQUIPMENT—0.5%
ZTE Corp.	104,600	411,198

CONSTRUCTION & ENGINEERING—1.3%
China Railway Construction Corp., Ltd.	403,300	495,545
China Singyes Solar Technologies Holdings Ltd.	636,000	532,671
		1,028,216
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Sany Heavy Equipment International Holdings Co., Ltd.	429,000	625,064

CONSTRUCTION MATERIALS—1.1%
China National Building Material Co., Ltd.	334,000	831,070

DISTILLERS & VINTNERS—0.5%
Yantai Changyu Pioneer Wine Co., Ltd.*	37,800	411,758

DIVERSIFIED BANKS—2.5%
Bank of China Ltd.	1,362,900	707,959
China Construction Bank Corp.	759,700	668,429
Industrial & Commercial Bank of China	939,455	698,865
		2,075,253
DIVERSIFIED METALS & MINING—0.9%
Jiangxi Copper Co.	221,000	704,381

ELECTRIC UTILITIES—0.3%
Boer Power Holdings Ltd.*	258,000	267,044

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Shanghai Electric Group Co., Ltd.	880,000	529,352

HEALTH CARE EQUIPMENT—0.3%
Mindray Medical International Ltd.#	9,800	256,368

HEAVY ELECTRICAL EQUIPMENT—0.6%
Harbin Power Equipment Co., Ltd.	396,000	498,257

HOTELS RESORTS & CRUISE LINES—1.5%
Ctrip.com International Ltd.#*	28,800	1,185,408

INDUSTRIAL MACHINERY—1.8%
China Liansu Group Holdings Ltd. *	1,082,000	1,040,825
SmartHeat Inc. *	75,650	360,094
		1,400,919
INTEGRATED OIL & GAS—1.8%
China Petroleum & Chemical Corp.	518,000	571,370
PetroChina Co., Ltd.	610,000	846,538
		1,417,908
INTERNET SOFTWARE & SERVICES—2.2%
Baidu Inc. #*	11,650	1,265,539
ChinaCache International Holdings Ltd. #*	9,650	213,072
Netease.com #*	7,150	288,431
		1,767,042

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)

LIFE & HEALTH INSURANCE—1.7%
China Life Insurance Co., Ltd.	247,000	$959,906
Ping An Insurance Group Co., of China Ltd.	34,500	341,827
		1,301,733
NETWORKING EQUIPMENT—0.7%
O-Net Communications Group Ltd.*	893,000	539,463

OIL & GAS EXPLORATION & PRODUCTION—1.5%
CNOOC Ltd.	566,000	1,250,082

PACKAGED FOODS & MEATS—1.2%
China Minzhong Food Corp., Ltd.*	809,000	929,522

SPECIALTY CHEMICALS—1.8%
Dongyue Group	2,677,000	1,455,806

SPECIALTY STORES—0.7%
Hengdeli Holdings Ltd.	928,000	520,138
TOTAL CHINA (Cost $17,832,388)		23,243,172

HONG KONG—14.9%

DISTRIBUTORS—0.9%
Li & Fung Ltd.	112,000	726,154

DIVERSIFIED BANKS—0.6%
BOC Hong Kong Holdings Ltd.	144,000	463,581

DIVERSIFIED CONSUMER SERVICES—1.1%
China Resources Enterprise Ltd.	211,950	829,130

ELECTRIC UTILITIES—1.4%
Hongkong Electric Holdings Ltd.	164,500	1,040,164

ELECTRONIC COMPONENTS—0.8%
AAC Acoustic Technologies Holdings Inc.	244,000	658,766

ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
TC Interconnect Holdings Ltd.	1,234,000	577,693

HOUSEHOLD PRODUCTS—0.3%
Ruinian International Ltd.*	278,000	228,199

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.3%
GCL Poly Energy Holdings Ltd.*	2,264,000	1,056,981

MARINE—0.6%
Orient Overseas International Ltd.	49,500	500,289

PAPER PRODUCTS—0.3%
Fook Woo Group Holdings Ltd.*	568,000	203,984

RAILROADS—0.8%
MTR Corp.	163,921	601,298

REAL ESTATE MANAGEMENT & DEVELOPMENT—2.4%
Cheung Kong Holdings Ltd.	57,000	940,167
Sun Hung Kai Properties Ltd.	58,000	966,332
		1,906,499

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—(CONT.)

RETAIL REITS—0.8%
Link REIT, /The	192,000	$602,101

SPECIALIZED FINANCE—2.0%
Hong Kong Exchanges and Clearing Ltd.	67,200	1,543,668

WIRELESS TELECOMMUNICATION SERVICES—0.9%
China Mobile Ltd.	73,000	717,669
TOTAL HONG KONG (Cost $8,136,528)		11,656,176

IRELAND—0.5%

LIFE SCIENCES TOOLS & SERVICES—0.5%
ICON PLC#* (Cost $386,304)	19,000	423,130

JAPAN—0.5%

AUTOMOBILE MANUFACTURERS—0.5%
Honda Motor Co., Ltd. (Cost $279,169)	10,050	425,536

TAIWAN—7.3%

COMMUNICATIONS EQUIPMENT—1.5%
Wistron NeWeb Corp.*,(L2)	363,244	1,084,830

COMPUTER HARDWARE—0.8%
Wistron Corp.*,(L2)	328,767	641,585

COMPUTER STORAGE & PERIPHERALS—0.6%
Chimei Innolux Corp.*,(L2)	373,830	469,659

DISTRIBUTORS—0.7%
WPG Holdings Co., Ltd.*,(L2)	268,052	524,424

ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Cheng Uei Precision Industry Co., Ltd. *,(L2)	182,486	404,612
Simplo Technology Co., Ltd. *,(L2)	92,540	652,945
		1,057,557
ELECTRONIC COMPONENTS—0.5%
Wintek Corp.*,(L2)	234,000	400,314

ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
TXC Corp.*,(L2)	230,000	437,605

ELECTRONIC MANUFACTURING SERVICES—0.8%
Hon Hai Precision Industry Co., Ltd.*,(L2)	145,000	618,531

PACKAGED FOODS & MEATS—0.5%
Uni-President Enterprises Corp.*,(L2)	302,029	412,981
TOTAL TAIWAN (Cost $3,239,254)		5,647,486

UNITED STATES—27.2%

AIR FREIGHT & LOGISTICS—1.2%
United Parcel Service Inc., Cl. B	13,500	966,870

ASSET MANAGEMENT & CUSTODY BANKS—1.4%
BlackRock Inc.	2,100	415,842

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)
T. Rowe Price Group Inc.	10,500	$692,160
		1,108,002
BIOTECHNOLOGY—0.8%
Human Genome Sciences Inc.*	23,250	564,045

CASINOS & GAMING—0.9%
Las Vegas Sands Corp.*	15,200	706,648

COAL & CONSUMABLE FUELS—1.0%
Arch Coal Inc.	5,950	203,788
Peabody Energy Corp.	8,250	523,215
		727,003
COMMUNICATIONS EQUIPMENT—4.1%
Cisco Systems Inc. *	35,200	744,480
Corning Inc.	20,200	448,642
Finisar Corp. *	23,950	797,535
Opnext Inc. *	65,350	121,551
Qualcomm Inc.	15,700	849,841
Sonus Networks Inc. *	97,400	267,850
		3,229,899
COMPUTER HARDWARE—2.6%
Apple Inc.*	6,100	2,069,852

COMPUTER STORAGE & PERIPHERALS—0.6%
Compellent Technologies Inc.	3,350	92,896
SanDisk Corp. *	8,700	394,719
		487,615
CONSTRUCTION & ENGINEERING—0.5%
Aecom Technology Corp.*	13,300	389,291

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.9%
Bucyrus International Inc.	7,400	671,624
Cummins Inc.	7,700	815,276
		1,486,900
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Mastercard Inc.	1,700	402,067

DIVERSIFIED METALS & MINING—1.0%
Cliffs Natural Resources Inc.	10,400	888,783

ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
Hollysys Automation Technologies Ltd.*	35,800	574,590

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	8,400	616,392

INDUSTRIAL MACHINERY—2.2%
SPX Corp.	21,700	1,700,846

INTERNET RETAIL—0.9%
Amazon.com Inc.*	4,250	720,970

OIL & GAS EXPLORATION & PRODUCTION—1.2%
Devon Energy Corp.	10,600	940,114

PRECIOUS METALS & MINERALS—0.5%
Stillwater Mining Co.*	18,450	399,996

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

RESTAURANTS—0.9%
Yum! Brands Inc.	15,050	$703,738

SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	12,700	633,603

SEMICONDUCTORS—2.7%
Altera Corp.	18,550	696,924
Atheros Communications Inc. *	9,950	443,671
Skyworks Solutions Inc. *	30,000	953,099
		2,093,694
TOTAL UNITED STATES (Cost $14,728,897)		21,410,918

TOTAL COMMON STOCKS (Cost $51,829,171)		73,062,630

CONVERTIBLE PREFERRED STOCK—1.0%

BRAZIL—1.0%

DIVERSIFIED METALS & MINING—1.0%
Vale Capital II, 6.75%, 6/15/2012* (Cost $448,597)	7,630	766,968

Total Investments (Cost $52,277,768)(a)	93.7%	73,829,598
Other Assets in Excess of Liabilities	6.3	4,984,618

NET ASSETS	100.0%	$78,814,216

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $53,945,318 amounted to $19,884,280 which consisted of aggregate gross unrealized appreciation of $22,400,667 and aggregate gross unrealized depreciation of $2,516,387.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger China-U.S. Growth Fund (formerly The China-U.S. Growth Fund) (the “Fund”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. (“Alger Management”), the Fund’s investment manager. The Fund’s single share class was re-designated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge. Class C shares were first offered March 3, 2008, and are generally subject to a deferred sales charge.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time). Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity and type, as well as prices quoted by dealers who make markets in such securities.

Short-term securities held by the Fund having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment to provide the Level 3 activity on a gross basis.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31. 2011 in valuing the Funds’ investments carried at fair value:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger China-U.S. Growth Fund
COMMON STOCKS
Consumer Discretionary	$6,467,757	$5,943,333	$524,424	—
Consumer Staples	1,982,460	1,569,479	412,981	—
Energy	7,100,046	7,100,046	—	—
Financials	10,665,840	10,665,840	—	—
Health Care	1,243,543	1,243,543	—	—
Industrials	11,559,166	10,501,609	1,057,557	—
Information Technology	22,449,960	18,797,436	3,652,524	—
Materials	8,512,000	8,512,000	—	—
Telecommunication Services	717,669	717,669	—	—
Utilities	2,364,189	2,364,189	—	—
TOTAL COMMON STOCKS	$73,062,630	$67,415,144	$5,647,486	—
CONVERTIBLE PREFERRED STOCK
Materials	$766,968	$766,968	—	—
TOTAL INVESTMENTS IN SECURITIES	$73,829,598	$68,182,112	$5,647,486	—

For the 3 months ended January 31, 2011, the Fund transferred foreign securities totaling $5,647,486 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Fund may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Fund purchases put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 24, 2011

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 24, 2011